REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Property and equipment, net	$ 159,285	$ 145,654
Not allocated
Segment Reporting Information [Line Items]
Property and equipment, net	1,434	1,719
Customer Engagement | Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	125,781	118,557
Financial Crime and Compliance | Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	$ 32,070	$ 25,378